Financial instruments - Fair values and risk management - Schedule of cash flow hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Nominal amount	$ 411,800
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	(33,053)	$ (2,396)	$ 7,456
Cash flow hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Changes in the value of the hedging instrument recognized in OCI	29,625	9,852
Cash flow hedges | Interest rate risk | Variable-rate instruments
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(29,159)	(9,247)
Cash flow hedge reserve	32,021	2,862
Cash flow hedges | Interest rate risk | Cap option
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(466)	(605)
Cash flow hedge reserve	0	(466)
Nominal amount	0	200,000
Carrying amount - Assets	0	2
Carrying amount - Liabilities	0	0
Changes in the value of the hedging instrument recognized in OCI	466	605
Hedge ineffectiveness recognized in profit or loss	0	0
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Nominal amount	518,133	367,530
Carrying amount - Assets	32,929	6,392
Carrying amount - Liabilities	404	2,987
Changes in the value of the hedging instrument recognized in OCI	29,159	9,247
Hedge ineffectiveness recognized in profit or loss	(507)	(78)
Cash flow hedges | Interest rate risk | 1-6 months
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (41,048)	$ (15,704)
Average fixed interest rate	1.42%	0.80%
Cash flow hedges | Interest rate risk | 6-12 months
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (38,879)	$ (15,982)
Average fixed interest rate	1.41%	0.80%
Cash flow hedges | Interest rate risk | More than 1 year
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (167,966)	$ (93,737)
Average fixed interest rate	1.40%	0.78%
Cash flow hedges | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Changes in the value of the hedging instrument recognized in OCI	$ 1,032
Cash flow hedges | Fx rate risk | Fx Euro hedge
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(1,032)	$ 0
Cash flow hedge reserve	1,032	$ 0
Nominal amount	18,398
Carrying amount - Assets	1,032
Carrying amount - Liabilities	0
Changes in the value of the hedging instrument recognized in OCI	1,032
Hedge ineffectiveness recognized in profit or loss	$ 0